Investments in Partially Owned Entities (Tables)	12 Months Ended
Dec. 31, 2011
Investments in Partially Owned Entities (Tables) [Abstract]
Partially Owned Property Balance Sheet Schedule [Table Text Block]

	Consolidated
	Development Projects (VIEs) (4)
	Held for and/or Under Development	Completed and Stabilized	Other	Total

Total projects (1)	—	2	19	21

Total apartment units (1)	—	441	3,475	3,916

Balance sheet information at 12/31/11 (at 100%):
ASSETS
Investment in real estate	$160,732	$114,584	$449,140	$724,456
Accumulated depreciation	—	(12,228)	(144,305)	(156,533)
Investment in real estate, net	160,732	102,356	304,835	567,923
Cash and cash equivalents	1,638	1,503	15,578	18,719
Deposits – restricted	43,970	2,272	15,177	61,419
Escrow deposits – mortgage	—	60	—	60
Deferred financing costs, net	—	65	1,179	1,244
Other assets	3,554	140	144	3,838
Total assets	$209,894	$106,396	$336,913	$653,203

LIABILITIES AND EQUITY/CAPITAL
Mortgage notes payable	$—	$33,419	$200,337	$233,756
Accounts payable & accrued expenses	202	1,073	818	2,093
Accrued interest payable	—	104	782	886
Other liabilities	1,275	79	1,139	2,493
Security deposits	—	102	1,491	1,593
Total liabilities	1,477	34,777	204,567	240,821

Noncontrolling Interests – Partially Owned Properties	78,090	1,079	(4,863)	74,306
Company equity/General and Limited Partners' Capital	130,327	70,540	137,209	338,076
Total equity/capital	208,417	71,619	132,346	412,382
Total liabilities and equity/capital	$209,894	$106,396	$336,913	$653,203

Debt – Secured (2):
Company/Operating Partnership Ownership (3)	$—	$33,419	$159,068	$192,487
Noncontrolling Ownership	—	—	41,269	41,269
Total (at 100%)	$—	$33,419	$200,337	$233,756

Partially Owned Property Income Statement Schedule [Table Text Block]

	Consolidated
	Development Projects (VIEs) (4)
	Held for and/or Under Development	Completed and Stabilized	Other	Total
Operating information for the year ended 12/31/11 (at 100%):
Operating revenue	$—	$8,961	$57,916	$66,877
Operating expenses	249	3,868	19,115	23,232
Net operating (loss) income	(249)	5,093	38,801	43,645
Depreciation	—	4,163	15,117	19,280
General and administrative/other	152	6	123	281
Operating (loss) income	(401)	924	23,561	24,084
Interest and other income	6	6	10	22
Other expenses	(487)	—	(39)	(526)
Interest:
Expense incurred, net	(399)	(3,229)	(11,295)	(14,923)
Amortization of deferred financing costs	—	(382)	(366)	(748)
(Loss) income before income and other taxes and net gains on sales of land parcels and discontinued operations	(1,281)	(2,681)	11,871	7,909
Income and other tax (expense) benefit	(57)	—	(6)	(63)
Net gain on sales of land parcels	4,217	—	—	4,217
Net gain on sales of discontinued operations	169	—	13,259	13,428
Net income (loss)	$3,048	$(2,681)	$25,124	$25,491